Basis of preparation - Consolidated Statements of Financial Position (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Total Current Assets	$ 4,068,783	$ 10,895,568		$ 15,912,730	$ 15,912,730
Total Assets	5,467,964	12,374,026		17,381,920	17,381,920
Total Current Liabilities	294,938	1,511,303		552,948	552,948
Total Liabilities	825,938	5,377,215		4,179,323	4,179,323
Total Shareholders' Equity	$ 4,642,026	$ 6,996,811		$ 13,202,597	$ 13,202,597
As reported
Disclosure of initial application of standards or interpretations [line items]
Total Current Assets			$ 14,750,412			$ 20,173,339
Total Assets			16,752,929			22,035,902
Total Current Liabilities			2,050,262			700,999
Total Liabilities			7,286,499			5,298,331
Total Shareholders' Equity			$ 9,466,430			$ 16,737,571